Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Jun. 30, 2019
Office Equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	5 years
Electronic Equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	5 years
Motor Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	10 years